SENIOR SECURED NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES SECURED BY TANGIBLE AND INTANGIBLE ASSETS

The Note is secured by all the tangible and intangible assets of the Company and is summarized as follows:

	March 31, 2025	December 31, 2024
Note payable	$1,142,857	$1,142,857
Accrued interest and penalties	1,705,153	1,533,639
Unamortized discounts	-	-
	$2,848,010	$2,676,496

The Note is secured by all the tangible and intangible assets of the Company and is summarized as follows:

	2024	2023
Note payable	$1,142,857	$1,142,857
Accrued interest and penalties	1,533,639	854,187
Unamortized discounts	-	-
	$2,676,496	$1,997,044